Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Segment Assets Based on Assets' Respective Locations

The information on segment assets is based on the assets’ respective locations.

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’s €)	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
External Revenues	53,610	17,635	621	22,832	49,156	49,123	0	0	0	76,442	66,791	49,744
Operating Expenses	(107,019)	(99,106)	(78,515)	(9,516)	(18,906)	(18,113)	(19,969)	(15,835)	(13,212)	(136,504)	(133,847)	(109,840)
Segment Result	(53,409)	(81,471)	(77,894)	13,316	30,250	31,010	(19,969)	(15,835)	(13,212)	(60,062)	(67,056)	(60,096)
Other Income	159	157	327	0	0	0	1,486	963	382	1,645	1,120	709
Other Expenses	0	0	0	0	0	0	(689)	(1,671)	(554)	(689)	(1,671)	(554)
Segment EBIT	(53,250)	(81,314)	(77,567)	13,316	30,250	31,010	(19,172)	(16,543)	(13,384)	(59,106)	(67,607)	(59,941)
Finance Income										418	712	1,385
Finance Expenses										(754)	(1,895)	(1,308)
Impairment Losses on Financial Assets										(1,035)	0	0
Earnings before Taxes										(60,477)	(68,790)	(59,864)
Income Tax Benefit / (Expenses)										4,305	(1,036)	(519)
Net Loss										(56,172)	(69,826)	(60,383)
Current Assets	15,842	8,802	13,157	7,114	18,054	18,415	365,949	313,825	276,484	388,905	340,681	308,056
Non-current Assets	42,041	60,658	59,292	6,288	8,490	10,165	101,530	5,569	86,087	149,859	74,717	155,544
Total Segment Assets	57,883	69,460	72,449	13,402	26,544	28,580	467,479	319,394	362,571	538,764	415,398	463,600
Current Liabilities	32,167	33,008	20,948	1,471	4,083	2,512	12,285	10,610	14,842	45,923	47,701	38,302
Non-current Liabilities	3,291	7,072	6,930	158	1,045	2,165	1,019	909	743	4,468	9,026	9,838
Stockholders’ Equity	0	0	0	0	0	0	488,373	358,671	415,460	488,373	358,671	415,460

Total Segment Liabilities and Equity	35,458	40,080	27,878	1,629	5,128	4,677	501,677	370,190	431,045	538,764	415,398	463,600

Capital Expenditure	1,319	12,344	1,358	879	602	1,181	268	204	374	2,466	13,150	2,913
Depreciation and Amortization	1,903	1,555	1,272	1,429	2,075	2,117	418	400	375	3,750	4,030	3,764

Summary of Regional Distribution of Revenue

The following overview shows the Group’s regional distribution of revenue.

in 000’ €	2018	2017	2016
Germany	309	851	1,621
Europe and Asia	56,784	57,229	43,046
USA and Canada	19,350	8,711	5,077

Total	76,443	66,791	49,744

Summary of Timing of Satisfaction of Performance Obligations

The following overview shows the timing of the satisfaction of performance obligations in 2018.

in 000’ €	Proprietary Development	Partnered Discovery
At a Point in Time thereof performance obligations fulfilled in previous periods: € 0 in Proprietary Development and € 19.0 million in Partnered Discovery	53,610	22,268
Over Time	0	564

Total	53,610	22,832